Financial instruments and risk management (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2013
Financial Instruments And Risk Management [Line Items]
Hypothetical percentage of strengthening and weakening of currency	10.00%
Short-term lines of credit, amount	€ 150,000,000
Lines of credit amount outstanding	0
Line of credit facility amount undrawn	150,000,000
Asm Pacific Technology Ltd [Member]
Financial Instruments And Risk Management [Line Items]
Percentage of stake sold				11.88%
ASM [Member]
Financial Instruments And Risk Management [Line Items]
Short-term lines of credit, amount	€ 150,000,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Single Customer [Member]
Financial Instruments And Risk Management [Line Items]
Concentration risk percentage	26.70%	28.30%	33.60%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Ten Largest Customers [Member]
Financial Instruments And Risk Management [Line Items]
Concentration risk percentage	84.10%	85.60%	75.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Financial Instruments And Risk Management [Line Items]
Concentration risk percentage	20.10%	28.10%	20.60%
Concentration risk number of customers	1	1	1